Risk Management Activities (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments [Abstract]
Derivative Financial Instruments
he Corporation had converted a portion of its fixed interest rate debt with a rate of 6.65 per cent to a floating interest rate based on the US LIBOR rate using interest rate swaps as outlined below:

As at Dec. 31	2017		2016
Notional amount	Fair value asset	Maturity	Notional amount	Fair value asset	Maturity
—	—	—	USD50	3	2018

As at Dec. 31	2017		2016
Type (thousands)	Notional amount sold	Notional amount purchased	Notional amount sold	Notional amount purchased
Electricity (MWh)	14,688	7,348	19,362	19,060
Natural gas (GJ)	74,195	103,805	146,113	173,187
Transmission (MWh)	1	3,455	—	3,429
Emissions (tonnes)	516	717	1,370	1,370
Heating oil (gallons)	—	—	—	294

As at Dec. 31		2017		2016
Notional amount sold	Notional amount purchased	Fair value asset (liability)	Maturity	Notional amount sold	Notional amount purchased	Fair value asset (liability)	Maturity
Foreign Exchange Forward Contracts - foreign-denominated receipts/expenditures
AUD170	CAD157	(9)	2018-2021	USD152	CAD216	12	2017-2020
USD73	CAD104	11	2018-2021	AUD232	CAD219	(3)	2017-2020
Foreign Exchange Forward Contracts - foreign-denominated debt
CAD294	USD230	(4)	2018	—	—	—	—
Cross Currency Swaps - foreign-denominated debt
CAD306	USD270	35	2018	—	—	—	—

Net Risk Management Assets and Liabilities

Aggregate net risk management assets and (liabilities) are as follows:

As at Dec. 31, 2017
	Cash flow hedges	Fair value hedges	Not designated as a hedge	Total
Commodity risk management
Current	74	—	7	81
Long-term	636	—	11	647
Net commodity risk management assets	710	—	18	728
Other
Current	—	—	37	37
Long-term	—	—	(3)	(3)
Net other risk management assets (liabilities)	—	—	34	34

Total net risk management assets (liabilities)	710	—	52	762

As at Dec. 31, 2016
	Cash flow hedges	Fair value hedges	Not designated as a hedge	Total
Commodity risk management
Current	86	—	(16)	70
Long-term	683	—	(9)	674
Net commodity risk management assets	769	—	(25)	744
Other
Current	105	—	8	113
Long-term	59	3	1	63
Net other risk management assets (liabilities)	164	3	9	176

Total net risk management assets (liabilities)	933	3	(16)	920
The Corporation’s outstanding commodity derivative instruments designated as hedging instruments are as follows:

As at Dec. 31	2017		2016
Type (thousands)	Notional amount sold	Notional amount purchased	Notional amount sold	Notional amount purchased
Electricity (MWh)	1,997	44	4,916	—

As at Dec. 31	2017			2016
Notional amount sold	Notional amount purchased	Fair value asset	Maturity	Notional amount sold	Notional amount purchased	Fair value asset	Maturity
Foreign Exchange Forward Contracts - foreign-denominated receipts/expenditures
CAD9	USD7	—	2018	—	—	—	—
CAD14	EUR9	—	2018	—	—	—	—
AUD1	JPY119	—	2018	AUD8	JPY710	1	2017
Foreign Exchange Forward Contracts - foreign-denominated debt
—	—	—	—	CAD26	USD20	—	2018
Cross-Currency Swaps - foreign-denominated debt
—	—	—	—	CAD434	USD400	104	2017
—	—	—	—	CAD306	USD270	59	2018
The Corporation’s hedges of its net investment in foreign operations in 2017 were comprised of US-dollar-denominated long-term debt with a face value of US$480 million (2016 - US$630 million).

As at Dec. 31		2017		2016
	Notional amount	Fair value asset	Maturity	Notional amount	Fair value asset	Maturity
Fixed rate debt	USD50	1	2018	—	—	—
Floating rate debt	USD22	—	2018-24	—	—	—

Net Arrangements
Information about the Corporation’s financial assets and liabilities that are subject to enforceable master netting arrangements or similar agreements is as follows:

As at Dec. 31	2017				2016
	Current financial assets	Long-term financial assets	Current financial liabilities	Long-term financial liabilities	Current financial assets	Long-term financial assets	Current financial liabilities	Long-term financial liabilities
Gross amounts recognized	281	637	(159)	(38)	315	744	(113)	(53)
Gross amounts set-off	(43)	—	43	—	(24)	(3)	24	3
Net amounts as presented in the Consolidated Statements of Financial Position	238	637	(116)	(38)	291	741	(89)	(50)

Effect of Hedges
The following tables summarize the pre-tax amounts recognized in and reclassified out of OCI related to cash flow hedges:

Year ended Dec. 31, 2017
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	163	Revenue	(172)	Revenue	—
		Fuel and purchased power	—	Fuel and purchased power	—
Foreign exchange forwards on commodity contracts	—	Revenue	—	Revenue	—
Foreign exchange forwards on project hedges	(1)	Property, plant, and equipment	—	Foreign exchange (gain) loss	—
Foreign exchange forwards on US debt	—	Foreign exchange (gain) loss	3	Foreign exchange (gain) loss	—
Cross-currency swaps	(26)	Foreign exchange (gain) loss	24	Foreign exchange (gain) loss	—
Forward starting interest rate swaps	—	Interest expense	7	Interest expense	—
OCI impact	136	OCI impact	(138)	Net earnings impact	—

Year ended Dec. 31, 2016
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	304	Revenue	(169)	Revenue	—
		Fuel and purchased power	44	Fuel and purchased power	31
Foreign exchange forwards on commodity contracts	(5)	Revenue	(16)	Revenue	(15)
Foreign exchange forwards on project hedges	(1)	Property, plant, and equipment	—	Foreign exchange (gain) loss	—
Foreign exchange forwards on US debt	(2)	Foreign exchange (gain) loss	53	Foreign exchange (gain) loss	—
Cross-currency swaps	(25)	Foreign exchange (gain) loss	(23)	Foreign exchange (gain) loss	—
Forward starting interest rate swaps	—	Interest expense	6	Interest expense	—
OCI impact	271	OCI impact	(105)	Net earnings impact	16

Year ended Dec. 31, 2015
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts		Revenue	(110)	Revenue	5
	308	Fuel and purchased power	41	Fuel and purchased power	—
Foreign exchange forwards on commodity contracts	32	Revenue	(12)	Revenue	—
Foreign exchange forwards on project hedges	4	Property, plant, and equipment	(1)	Foreign exchange (gain) loss	—
Foreign exchange forwards on U.S. debt	10	Foreign exchange (gain) loss	(12)	Foreign exchange (gain) loss	—
Cross-currency swaps	163	Foreign exchange (gain) loss	(163)	Foreign exchange (gain) loss	—
Forward starting interest rate swaps	—	Interest expense	7	Interest expense	—
OCI impact	517	OCI impact	(250)	Net earnings impact	5

Interest Rate Risk
The possible effect on net earnings and OCI due to changes in market interest rates affecting the Corporation’s floating rate debt, interest-bearing assets, financial instruments measured at fair value through profit or loss, and hedging interest rate derivatives, is outlined below. The sensitivity analysis has been prepared using management’s assessment that a 15 basis point (2016 - 15 basis point, 2015 - 15 basis point) increase or decrease is a reasonable potential change over the next quarter in market interest rates.

Year ended Dec. 31	2017		2016		2015
	Net earnings increase(1)	OCI loss(1)	Net earnings increase(1)	OCI loss(1)	Net earnings increase(1)	OCI loss(1)
Basis point change	—	—	—	—	1	—

(1)This calculation assumes a decrease in market interest rates.  An increase would have the opposite effect.

Currency Rate Risk
The possible effect on net earnings and OCI, due to changes in foreign exchange rates associated with financial instruments denominated in currencies other than the Corporation’s functional currency, is outlined below. The sensitivity analysis has been prepared using management’s assessment that an average four cent (2016 and 2015 - four cent) increase or decrease in these currencies relative to the Canadian dollar is a reasonable potential change over the next quarter.

Year ended Dec. 31	2017		2016		2015
Currency	Net earnings increase (decrease)(1)	OCI gain(1),(2)	Net earnings increase(1)	OCI gain(1),(2)	Net earnings decrease(1)	OCI gain(1),(2)
USD	(5)	—	(5)	—	2	5
AUD	(7)	—	(7)	—	(3)	—
Total	(12)	—	(12)	—	(1)	5

(1) These calculations assume an increase in the value of these currencies relative to the Canadian dollar.  A decrease would have the opposite effect.
(2) The foreign exchange impact related to financial instruments designated as hedging instruments in net investment hedges has been excluded.

Credit Risk
The following table outlines the Corporation’s maximum exposure to credit risk without taking into account collateral held, including the distribution of credit ratings, as at Dec. 31, 2017:

	Investment grade (Per cent)	Non-investment grade (Per cent)	Total (Per cent)	Total amount
Trade and other receivables(1)	87	13	100	933
Long-term finance lease receivables	96	4	100	215
Risk management assets(1)	99	1	100	903
Loan receivable(2)	—	100	100	33
Total				2,084

(1) Letters of credit and cash and cash equivalents are the primary types of collateral held as security related to these amounts.
(2) The counterparty has no external credit rating. Excludes $5 million current portion classified in trade and other receivables.

Maturity Analysis of Financial Liabilities
A maturity analysis of the Corporation’s financial liabilities is as follows:

	2018	2019	2020	2021	2022	2023 and thereafter	Total
Accounts payable and accrued liabilities	595	—	—	—	—	—	595
Long-term debt(1)	730	469	472	100	581	1,312	3,664
Commodity risk management assets	(81)	(94)	(88)	(102)	(103)	(260)	(728)
Other risk management (assets) liabilities	(37)	1	1	1	—	—	(34)
Finance lease obligations	18	15	12	6	4	14	69
Interest on long-term debt and finance lease obligations(2)	177	153	125	102	95	692	1,344
Dividends payable	34	—	—	—	—	—	34
Total	1,436	544	522	107	577	1,758	4,944

(1) Excludes impact of hedge accounting.
(2) Not recognized as a financial liability on the Consolidated Statements of Financial Position.